Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurement [Abstract]
Fair value hierarchy for gross financial assets and liabilities
The following table summarizes the fair value hierarchy

for gross financial assets and liabilities (i.e.,
unadjusted where the right of setoff exists for commodity derivatives accounted for at fair value on a recurring
basis):

Millions of Dollars
December 31, 2019 December 31, 2018
Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Assets
Investment in Cenovus Energy $ 2,111 - - 2,111 1,462 - - 1,462
Investments in debt securities 25 216 - 241
Commodity derivatives 172 114 36 322 236 181 33 450
Total assets $ 2,308 330 36 2,674 1,698 181 33 1,912
Liabilities
Commodity derivatives $ 174 115 22 311 225 145 30 400
Total liabilities $ 174 115 22 311 225 145 30 400

Commodity derivative balances subject to right of setoff
The following table summarizes those commodity

derivative balances subject to the right of setoff as
presented on our consolidated balance sheet.

We have elected to offset the recognized fair value amounts for multiple derivative instruments executed with the same

counterparty in our financial statements when

a legal
right of setoff exists.
Millions of Dollars
Amounts Subject to Right of Setoff
Gross Amounts Not Gross Net
Amounts Subject to Gross Amounts Amounts Cash Net
Recognized Right of Setoff
Amounts
Offset Presented Collateral Amounts
December 31, 2019
Assets $ 322 3 319 193 126 4 122
Liabilities 311 4 307 193 114 12 102
December 31, 2018
Assets $ 450 9 441 280 161 - 161
Liabilities 400 4 396 280 116 10 106
At December 31, 2019 and December 31, 2018, we

did not present any amounts gross on our consolidated
balance sheet where we had the right of setoff.

Values of assets, by major category, measured at fair value on a nonrecurring basis
Non-Recurring Fair Value Measurement
The following table summarizes the fair value

hierarchy by major category and date of remeasurement

for
assets accounted for at fair value on a non-recurring

basis:
Millions of Dollars
Fair Value

Measurements Using
Fair Value
Level 1
Inputs
Level 2
Inputs
Level 3
Inputs
Before-Tax
Loss
Year

ended December 31, 2019
Net PP&E (held for sale)

November 30, 2019
$ 194 194 - - 351

December 31, 2019
166 166 - - 28
Equity Method Investments

March 31, 2019
171 171 - - 60

May 31, 2019
30 - 30 - 95
Year

ended December 31, 2018
Net PP&E (held for sale)

March 31, 2018
$ 250 - - 250 44

September 30, 2018
201 201 - - 43

Commodity derivative and financial instruments
The following table summarizes the net fair value of

financial instruments (i.e., adjusted where the

right of
setoff exists for commodity derivatives):
Millions of Dollars
Carrying Amount Fair Value
2019 2018 2019 2018
Financial assets
Investment in Cenovus Energy $ 2,111 1,462 2,111 1,462
Commodity derivatives 125 170 125 170
Investments in debt securities 241 - 241 -
Total loans and advances—related parties 339 468 339 468
Financial liabilities
Total debt, excluding finance leases 14,175 14,191 18,108 16,147
Commodity derivatives 106 110 106 110